Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Operating lease liabilities, current	$ 20,760	$ 5,251
Operating lease liabilities, non-current	118,975	$ 22,574
Time charter-in vessels [Member]
June 30, 2025	26,636
June 30, 2026	26,636
June 30, 2027	25,176
June 30, 2028	26,709
June 30, 2029	22,171
June 30, 2030 and thereafter	34,401
Total undiscounted lease payments	161,729
Discount based on incremental borrowing rate	(25,406)
Present value of lease liability	136,323
Operating lease liabilities, current	20,128
Operating lease liabilities, non-current	$ 116,195